Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2023
Fidelity Advisor Freedom 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(19.72%)
Past 5 years	1.34%
Past 10 years	4.12%
Fidelity Advisor Freedom 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.41%)
Past 5 years	(0.89%)
Past 10 years	2.15%
Fidelity Advisor Freedom 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.90%)
Past 5 years	0.75%
Past 10 years	2.86%
Fidelity Advisor Freedom 2015 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(16.29%)
Past 5 years	1.78%
Past 10 years	4.11%
Fidelity Advisor Freedom 2015 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.05%)
Past 5 years	1.56%
Past 10 years	4.10%
Fidelity Advisor Freedom 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(14.63%)
Past 5 years	2.81%
Past 10 years	4.99%
Fidelity Advisor Freedom 2015 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(14.59%)
Since Inception	2.93%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Past 10 years	5.32%

[1]	A From October 2, 2018